SEMI ANNUAL REPORT
MUTUAL DISCOVERY FUND


JUNE 30, 1997

[GRAPHIC M]

[FRANKLIN TEMPLETON LOGO]

In its continuing efforts to strengthen the investment team, the fund's advisor recently named as vice presidents the people pictured to the lower right. These individuals have over 36 combined years of experience with Mutual Series. We have also added several people to the research and trading side who have excellent backgrounds and great enthusiasm. Our greatest resource in finding the right people is our reputation as a dynamic and creative investment organization.


                            FRANKLIN MUTUAL ADVISERS
                        SENIOR PORTFOLIO MANAGEMENT TEAM

                 [PHOTO OF SENIOR PORTFOLIO MANAGEMENT TEAM APPEARS HERE]


Left to right: Lawrence N. Sondike, Robert Friedman, Peter A. Langerman, Raymond Garea, Jeff Altman, Michael Price (seated)


                [PHOTO OF PORTFOLIO MANAGEMENT TEAM APPEARS HERE]

Left to right top: Susan Potto, David Winters, Greg Gigliotti
Bottom: Leigh Walzer, Tom Price

SHAREHOLDER LETTER


Your Fund's Objective: The Mutual Discovery Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks, bonds, and convertible securities of smaller capitalization companies. The fund also expects to invest up to approximately 50% of its assets in foreign securities.


Dear Shareholder:

We are pleased to bring you this semi-annual report of the Mutual Discovery Fund, which covers the six months ended June 30, 1997.

To borrow a phrase from another age, the first half of 1997 was a bit like "the best of times." This description is apt for obvious reasons: equity markets continued moving to record levels supported by large capital inflows, relatively stable interest rates, and high investor confidence. When things are this favorable, the contrarian asks how long these conditions can last, or even more starkly, "Are the worst of times ahead?" We are not in the business of making market calls (fortunately), although unbridled optimism makes our job tougher. The good news for us is that even in upbeat markets, we have been able to find and buy stocks that fit our defensive style and conservative valuation standards.

CONTENTS


SHAREHOLDER LETTER ..............................................     1

PERFORMANCE SUMMARIES
 Class Z ........................................................     6
 Class I ........................................................     8
 Class II .......................................................     9

STATEMENT OF INVESTMENTS ........................................    13

FINANCIAL STATEMENTS ............................................    25

NOTES TO FINANCIAL STATEMENTS ..................................    28

[FUND CATEGORY PYRAMID GRAPHIC APPEARS HERE]

PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/97

Equities                                                              78.9%
Bonds                                                                  3.7%
Short-Term Obligations & Other Net Assets                             17.4%


TOP 10 INDUSTRIES
Based on Total Net Assets
6/30/97

Multi-Industry                                                        14.6%

Broadcasting & Publishing                                              8.2%

Financial Services                                                     6.8%

Energy Sources                                                         5.5%

Health & Personal Care                                                 3.7%

Insurance                                                              3.6%

Transportation                                                         3.5%

Real Estate                                                            3.4%

Industrial Components                                                  3.3%

Merchandising                                                          3.1%


The Mutual Discovery Fund - Class Z provided a cumulative six-month total return of 13.91%, as discussed in the Performance Summary on page 6, outperforming the Russell 2000(R) Index, which had a 10.20%(1) return. The Standard and Poor 500(R) Stock Index (S&P 500(R)) had a 20.61%(2) return over the same period. The largest capitalization stocks in the S&P 500 performed the best. For example, if one were to calculate the performance of this index excluding the 25 largest stocks in the index, the total return for the period dropped to under 17%.

While an index may be up more than 17% in a quarter, as the S&P 500 was from April through June of this year, we believe that our value approach is the best way to achieve consistent, long-term appreciation with relatively low risk and low volatility. When we buy a security, it is because our analysis tells us that it is worth significantly more than we are paying. Passive investment management, or indexing, may lead to greater returns in a specific time period, but unless one has blind faith in stocks generally, this kind of investing can be scary. Conventional wisdom, which is what indexing reflects, can be "the blind leading the blind" or a road to achieving mediocre returns with high volatility. If the markets are less benign than they have been this past quarter, then many investors may have a rude awakening to the perils of indexing. The mix of our investments -- cheap stocks, special situations such as deals and spin-offs, and bankruptcies -- is intended to provide opportunity for the best risk-adjusted returns in a wide variety of market conditions.

1. Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

2. Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

Our most recent efforts to find value have included buying shares in several energy companies, including some in the oil service business and others involved in oil exploration and production. We also found good value in selected health care names whose prices had declined due to short-term disruptions, such as Foundation Health Systems and PacifiCare Health Systems Inc. Strong merger and acquisition activity also provided us with some good investment opportunities. Many foreign stocks remained attractive, but the larger capitalization names were generally less compelling than they had been a year or two ago. However, opportunities in the smaller capitalization companies still appear to be plentiful.

We appreciate your participation in the Mutual Discovery Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Series Portfolio Management Team


TOP 10 HOLDINGS
Period ended 6/30/97

COMPANY,                                                  % OF TOTAL
INDUSTRY                                                  NET ASSETS

Pacific Forest Products Ltd.,
Forest Products & Paper                                      1.7%

Southam Inc.,
Broadcasting & Publishing                                    1.5%

Aker RGI ASA, B,
Multi-Industry                                               1.5%

Suez Lyonnaise Des Eaux SA,
Business & Public Services                                   1.4%

Kansas City Southern
Industries Inc.,
Multi-Industry                                               1.1%

Waban Inc.,
Merchandising                                                1.1%

Societe Elf Aquitane SA,
Energy Sources                                               1.0%

Custos AB, B,
Multi-Industry                                               1.0%

Enserch Corp.,
Energy Sources                                               1.0%

Sophus Berendsen AB, B,
Multi-Industry                                               0.9%

For a complete listing of portfolio holdings, see page 13 of this report.

This discussion reflects the strategies the fund employed during the six months under review, and includes opinions as of the close of the period. Since economic and market conditions are constantly changing, strategies and evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities the fund purchases and sells.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. Notably, the fund generally expects to hedge against currency risk. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.

INVESTMENT APPROACH

We seek to invest in securities selling at a substantial discount to their intrinsic value, taking into consideration, among other factors, price/book, price/earnings, and cash flow. Rather than attempt to project growth rates and earnings, we try to determine what a company is worth today -- and we want to buy it at significantly less than that. Applying this value approach, we invest primarily in three areas: (1) cheap stocks based on asset values, (2) mergers, recapitalizations, spin-offs and other extraordinary corporate changes, and (3) bankruptcy and other financially distressed situations. These investments, particularly in the latter two categories, do not typically move with the same volatility as the market indices and therefore have tended to reduce excessive volatility in our overall performance. Generally, we have tended to underperform the S&P 500(R) slightly in bull markets, while outperforming the benchmark in sideways and bear markets. Of course, past performance cannot guarantee future results.

PERFORMANCE SUMMARY




CLASS Z

The Mutual Discovery Fund's Class Z shares provided a cumulative total return of 13.91% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The fund's Class Z share price increased $2.39 per share, from $17.18 on December 31, 1996, to $19.57 on June 30, 1997. During the reporting period, Class Z shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.




Past performance is not predictive of future results.

CLASS Z
Periods ended 6/30/97

                                                                        SINCE
                                                                      INCEPTION
                                                1-YEAR     3-YEAR     (12/31/92)
                                                ------     ------     ----------

Cumulative Total Return(1)                       26.11%     83.49%      157.67%
Average Annual Total Return(2)                   26.11%     21.05%       23.43%
Value of $10,000 Investment(3)                 $12,611    $17,737      $25,767

                                   6/30/94     6/30/95     6/30/96     6/30/97
                                   -------     -------     -------     -------

One-Year Total Return(4)            21.90%      15.82%      25.63%      26.11%


1. Cumulative total returns represent the change in value of an investment over the indicated periods.

2. Average annual total returns represent the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total returns represent the change in value of an investment over the periods ended on the specified dates.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.




Past performance is not predictive of future results.

CLASS I

The Mutual Discovery Fund's Class I shares provided a cumulative total return of 13.70% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The fund's Class I share price, as measured by net asset value, increased $2.35 per share, from $17.15 on December 31, 1996, to $19.50 on June 30, 1997. During the reporting period, Class I shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.


CLASS I
Periods ended 6/30/97

                                                                         SINCE
                                                                       INCEPTION
                                                        SIX MONTHS     (11/1/96)
                                                        ----------     ---------

Cumulative Total Return(1)                                 13.70%         19.22%
Aggregate Annual Total Return(2)                            8.57%         13.87%
Value of $10,000 Investment(3)                           $10,857        $11,387

1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include the sales charge.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the maximum 4.5% initial sales charge. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.


Past performance is not predictive of future results.

CLASS II

The Mutual Discovery Fund's Class II shares provided a cumulative total return of 13.28% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $2.28 per share, from $17.17 on December 31, 1996, to $19.45 on June 30, 1997. During the reporting period, Class II shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.


CLASS II
Periods ended 6/30/97



                                                                         SINCE
                                                                       INCEPTION
                                                        SIX MONTHS     (11/1/96)
                                                        ----------     ---------

Cumulative Total Return(1)                                 13.28%         18.81%
Aggregate Annual Total Return(2)                           11.18%         16.65%
Value of $10,000 Investment(3)                           $11,118        $11,665


1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include sales charges.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.




Past performance is not predictive of future results.

MUTUAL DISCOVERY FUND
Financial Highlights

Per Share Operating Performance - Class Z (For a share outstanding throughout the period)


                                                        Six months
                                                            ended                     Year ended December 31,
                                                        June 30, 1997        ----------------------------------------
                                                         (unaudited)        1996          1995         1994        1993
                                                        -------------    -----------   -----------   ---------   ---------
Net asset value, beginning of period.................         $17.18         $15.16        $12.55      $13.05      $10.00
                                                          ----------       ------- ---   ------- ---   ----- ---   ----- ---
Income from investment operations:
    Net investment income............................           .21            .34           .17         .15         .10
    Net realized and unrealized gain.................           2.18           3.39          3.40        .32         3.48
                                                          ----------       ------- ---   ------- ---   ----- ---   ----- ---
Total from investment operations.....................           2.39           3.73          3.57        .47         3.58
                                                          ----------       ------- ---   ------- ---   ----- ---   ----- ---
Distributions:
    Dividends from net investment income.............          --              (.31)         (.14)       (.16)       (.09)
    Distributions from net realized gains............          --             (1.40)         (.82)       (.81)       (.44)
                                                          ----------       ------- ---   ------- ---   ----- ---   ----- ---
Total distributions..................................          --             (1.71)         (.96)       (.97)       (.53)
                                                          ----------       ------- ---   ------- ---   ----- ---   ----- ---
Change in net asset value............................           2.39           2.02          2.61        (.50)       3.05
                                                          ----------       ------- ---   ------- ---   ----- ---   ----- ---
Net asset value, end of period.......................         $19.57         $17.18        $15.16      $12.55      $13.05
                                                          ==========       ==========    ==========    ========    ========
Total Return*........................................          13.91%         24.93%        28.63%       3.62%      35.85%
Ratios/Supplemental Data
Net assets, end of period (000)......................       $3,669,693       $2,975,596    $1,370,221    $725,331    $548,387
Ratio of expenses to average net assets..............           1.00%**        .99%          .99%        .99%        1.07%
Ratio of expenses, net of fee waiver, to average net
  assets.............................................           .98% **        .96%          .99%        .99%        1.07%
Ratio of net investment income to average net
  assets.............................................           2.38%**        2.24%         2.00%       1.64%       1.17%
Portfolio turnover rate..............................          27.02%         80.18%        73.23%      72.70%      90.37%
Average commission rate paid (per share).............           $.0275         $.0257


 *Not annualized for periods of less than one year.
**Annualized.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

Per Share Operating Performance - Class I (For a share outstanding throughout the period)


                                                                                   Six months       For the period
                                                                                      ended        November 1, 1996+
                                                                                  June 30, 1997         through
                                                                                   (unaudited)     December 31, 1996
                                                                                  -------------    -----------------
Net asset value, beginning of period...........................................       $17.15            $17.66
                                                                                  -------------    -----------------
Income from investment operations:
    Net investment income......................................................          .27               .11
    Net realized and unrealized gain...........................................         2.08               .74
                                                                                  -------------    -----------------
Total from investment operations...............................................         2.35               .85
                                                                                  -------------    -----------------
Distributions:
    Dividends from net investment income.......................................        --                 (.29)
    Distributions from net realized gains......................................        --                (1.07)
                                                                                  -------------    -----------------
Total distributions............................................................        --                (1.36)
                                                                                  -------------    -----------------
Change in net asset value......................................................         2.35              (.51)
                                                                                  -------------    -----------------
Net asset value, end of period.................................................       $19.50            $17.15
                                                                                  ==============   ====================
Total Return*..................................................................        13.70%             4.85%
Ratios /Supplemental Data
Net assets, end of period (000)................................................   $380,439          $29,903
Ratio of expenses to average net assets........................................         1.35%**           1.51%**
Ratio of expenses, net of fee waiver, to average net assets....................         1.33%**           1.38%**
Ratio of net investment income to average net assets...........................         2.46%**            .74%**
Portfolio turnover rate........................................................        27.02%            80.18%
Average commission rate paid (per share).......................................         $.0275            $.0257


 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

Per Share Operating Performance - Class II (For a share outstanding throughout the period)


                                                                                   Six months       For the period
                                                                                      ended        November 1, 1996+
                                                                                  June 30, 1997         through
                                                                                   (unaudited)     December 31, 1996
                                                                                  -------------    -----------------
Net asset value, beginning of period...........................................       $17.17             $17.66
                                                                                    --------           -------
Income from investment operations:
    Net investment income......................................................          .25                .09
    Net realized and unrealized gain...........................................         2.03                .76
                                                                                    --------           -------
Total from investment operations...............................................         2.28                .85
                                                                                    --------           -------
Distributions:
    Dividends from net investment income.......................................        --                  (.27)
    Distributions from net realized gains......................................        --                 (1.07)
                                                                                    --------           -------
Total distributions............................................................        --                 (1.34)
                                                                                    --------           -------
Change in net asset value......................................................         2.28              (0.49)
                                                                                    --------           -------
Net asset value, end of period.................................................       $19.45             $17.17
                                                                                    ========           =======
Total Return*..................................................................        13.28%              4.90%
Ratios /Supplemental Data
Net assets, end of period (000)................................................        $194,955           $18,038
Ratio of expenses to average net assets........................................         2.00%**            2.13%**
Ratio of expenses, net of fee wavier, to average net assets....................         1.98%**            2.00%**
Ratio of net investment income to average net assets...........................         1.82%**             .13%**
Portfolio turnover rate........................................................        27.02%             80.18%
Average commission rate paid (per share).......................................        $0.0275            $0.0257


 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30,1997 (unaudited)

INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
                        Common Stocks  77.5%
Aerospace & Military Technical Systems  0.4%
                        Primex Technologies Inc. .....................    U.S.                40,720    $      870,390
                        *Tracor Inc. .................................    U.S.               672,100        16,886,513
                                                                                                        --------------
                                                                                                            17,756,903
                                                                                                        --------------
Appliances & Household Durables  0.5%
                        Electrolux AB, B..............................    Swe.               311,000        22,433,973
                                                                                                        --------------
Automobiles  1.4%
                        Bertrand Faure................................     Fr.                12,072           635,779
                        Fiat SpA......................................    Itl.            11,052,000        39,736,213
                        General Motors Corp. .........................    U.S.               373,600        20,804,850
                                                                                                        --------------
                                                                                                            61,176,842
                                                                                                        --------------
Banking  1.2%
                        Affiliated Community Bancorp Inc. ............    U.S.               154,375         3,627,813
                        *+(R)Atlantic Bancorp, A......................    U.S.               290,406         4,196,367
                        *+(R)Atlantic Bancorp, C......................    U.S.                17,387           251,242
                        *+(R)Bank of Rhode Island.....................    U.S.               228,300         2,283,000
                        *+BNH Bancshares Inc. ........................    U.S.               221,750         3,353,969
                        Capital Bancorp...............................    U.S.                46,900         1,881,863
                        *+Civic Bancorp...............................    U.S.               365,866         5,030,658
                        *+Life Financial Corp. .......................    U.S.               215,000         2,902,500
                        *Pacific Bank N.A. ...........................    U.S.               116,300         4,186,800
                        *+Rancho Santa Fe National Bank...............    U.S.               347,223         2,951,396
                        *Regent National Bank.........................    U.S.               110,000         1,567,500
                        SC Bancorp....................................    U.S.               340,400         4,850,700
                        +Tolland Bank.................................    U.S.               100,300         1,980,925
                        *Western Bancorp..............................    U.S.               409,000        10,429,500
                                                                                                        --------------
                                                                                                            49,494,233
                                                                                                        --------------
Beverages & Tobacco  1.4%
                        BAT Industries PLC............................    U.K.             1,235,000        11,054,514
                        *Carnaudmetalbox Asia Ltd., fgn...............   Sing.               260,000           527,383
                        Farmer Brothers Co. ..........................    U.S.                68,202         8,661,654
                        Grand Metropolitan PLC........................    U.K.             2,028,500        19,643,504
                        Guinness PLC..................................    U.K.               910,000         8,910,723
                        Heineken Holding NV, A........................   Neth.                56,185         8,730,157
                        *Stroh Brewery Co., wts. .....................    U.S.                45,235           316,645
                                                                                                        --------------
                                                                                                            57,844,580
                                                                                                        --------------

                                      13

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Broadcasting & Publishing  7.8%
                        +A-Pressen AS, A..............................    Nor.               590,000    $   14,248,486
                        Aamulehti Yhtymae OY, II......................    Fin.               420,500        15,385,875
                        BHC Communications Inc., A....................    U.S.                58,600         7,002,700
                        Dow Jones & Co. Inc. .........................    U.S.               467,900        18,803,731
                        Dun & Bradstreet Corp. .......................    U.S.               248,600         6,525,750
                        Euromoney Publications PLC....................    U.K.               550,450        13,795,854
                        *Granite Broadcasting Corp. ..................    U.S.               270,300         2,770,575
                        John Fairfax Holdings Ltd. ...................    Aus.            10,812,889        25,635,727
                        Midland Independent Newspapers PLC............    U.K.             1,000,000         2,989,225
                        Mirror Group PLC..............................    U.K.             4,868,800        15,243,125
                        NV Holdingsmij de Telegraaf...................   Neth.             1,054,330        22,774,258
                        Pearson PLC...................................    U.K.             1,311,000        15,184,275
                        Shaw Brothers Hong Kong Ltd. .................    H.K.             4,704,700         5,283,246
                        Southam Inc. .................................    Can.             3,615,800        61,792,882
                        TCA Cable TV Inc. ............................    U.S.               266,800        10,038,350
                        United News & Media PLC.......................    U.K.             1,212,569        14,064,419
                        *US West Media Group..........................    U.S.             1,350,400        27,345,600
                        Yorkshire Tyne Tees Television Holdings PLC...    U.K.             1,599,280        30,228,360
                        *Young Broadcasting Corp., A..................    U.S.               700,500        22,766,250
                                                                                                        --------------
                                                                                                           331,878,688
                                                                                                        --------------
Building Materials & Components  0.1%
                        Lone Star Industries Inc. ....................    U.S.                61,326         2,778,834
                                                                                                        --------------
Business & Public Services  1.8%
                        Esselte AB, A.................................    Swe.               439,196        10,049,472
                        *IFIL Finanziaria Partecipazioni SpA..........    Itl.             1,571,000         5,413,544
                        Suez Lyonnaise Des Eaux SA....................     Fr.               569,948        57,414,692
                        *Talbert Medical Management Holdings Corp.....    U.S.                16,822           748,579
                        *Tenet Healthcare Corp. ......................    U.S.               154,300         4,561,494
                                                                                                        --------------
                                                                                                            78,187,781
                                                                                                        --------------
Chemicals  2.5%
                        Aga AB, B.....................................    Swe.               440,300         5,862,698
                        BASF AG.......................................    Ger.               292,000        10,774,815
                        *Bush Boake Allen Inc. .......................    U.S.               472,700        14,712,788
                        ChemFirst Inc. ...............................    U.S.               836,200        22,681,925
                        Dow Corning Corp. ............................    U.S.             6,938,674         7,146,835
                        Inspec Group PLC..............................    U.K.             2,661,000         8,774,134
                        Laporte PLC...................................    U.K.             1,600,000        17,092,708
                        Olin Corp. ...................................    U.S.               460,000        17,968,750
                                                                                                        --------------
                                                                                                           105,014,653
                                                                                                        --------------

                                      14

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Construction & Housing  2.3%
                        +Chicago Bridge & Iron Co. ...................    U.S.               765,000    $   16,925,625
                        Grupo Acciona SA..............................     Sp.               173,182        19,510,154
                        Hollandsche Beton Groep NV....................   Neth.                30,726         7,008,014
                        Lennar Corp. .................................    U.S.               599,100        19,133,756
                        Martin Marietta Materials Inc. ...............    U.S.               224,100         7,255,238
                        Skanska AB, B.................................    Swe.               638,800        28,242,467
                                                                                                        --------------
                                                                                                            98,075,254
                                                                                                        --------------
Data Processing & Reproduction  0.8%
                        *Intuit Inc. .................................    U.S.               980,000        22,478,750
                        *National Processing Inc. ....................    U.S.               905,200         9,278,300
                        Tecnost Mael SpA..............................    Itl.               852,500         1,545,075
                                                                                                        --------------
                                                                                                            33,302,125
                                                                                                        --------------
Electrical & Electronics  0.7%
                        *+(R)Distribution Systems SpA.................    Itl.                   500            20,669
                        *+(R)MWCR Elettronica SRL.....................    Itl.                69,056            69,056
                        *+(R)MWCR LLC.................................    Itl.            13,916,566        13,916,566
                        *+(R)Sweda Industrie Elettroniche SpA.........    Itl.                   500            20,669
                        *Wang Labs Inc., A............................    U.S.               797,000        16,986,062
                                                                                                        --------------
                                                                                                            31,013,022
                                                                                                        --------------
Electronic Components & Instruments  1.1%
                        *Amphenol Corp., A............................    U.S.               546,800        21,256,850
                        *Dynatech Corp. ..............................    U.S.                94,700         3,385,525
                        Harman International Industries Inc. .........    U.S.               128,100         5,396,213
                        *Imation Corp. ...............................    U.S.               280,400         7,395,550
                        *NBS Technologies Inc. .......................    Can.               352,200           862,040
                        Spectra Physics AB, A.........................    Swe.               560,000        10,062,698
                                                                                                        --------------
                                                                                                            48,358,876
                                                                                                        --------------
Energy Equipment & Services  1.6%
                        Bouygues Offshore SA, ADR.....................     Fr.               710,000         8,875,000
                        *EVI Inc. ....................................    U.S.               361,406        15,179,052
                        Shaw Industries Ltd., A.......................    Can.               436,800        11,086,455
                        Shaw Industries Ltd., B.......................    Can.                 2,200            55,759
                        Transocean Offshore Inc. .....................    U.S.               440,984        32,026,463
                                                                                                        --------------
                                                                                                            67,222,729
                                                                                                        --------------

                                      15

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Energy Sources  5.5%
                        *Aviva Petroleum Inc., depository shares......    U.S.               191,592    $      550,818
                        *Cie Generale De Geophysique SA...............     Fr.                60,873         5,924,984
                        *Cie Generale De Geophysique SA, ADR..........     Fr.               542,590        10,444,858
                        Energy Group PLC..............................    U.K.               895,000         9,553,781
                        Eni SpA.......................................    Itl.             5,858,000        33,123,174
                        Enserch Corp. ................................    U.S.             1,804,300        40,145,675
                        Saga Petroleum AS, A..........................    Nor.               858,400        16,279,758
                        Saga Petroleum AS, B..........................    Nor.             1,295,500        22,625,116
                        San Juan Basin Royalty Trust..................    U.S.               482,900         3,923,563
                        Shell Transport & Trading Co. PLC.............    U.K.               825,000         5,626,030
                        Societe Elf Aquitaine SA, Sponsored ADR.......     Fr.               205,500        11,186,906
                        Societe Elf Aquitaine SA......................     Fr.               410,291        44,263,701
                        *United Meridian Corp. .......................    U.S.               367,000        11,010,000
                        Yorkshire Water PLC...........................    U.K.             2,782,000        18,091,409
                                                                                                        --------------
                                                                                                           232,749,773
                                                                                                        --------------
Financial Services  6.3%
                        Advanta Corp., A..............................    U.S.                78,900         2,899,575
                        Advanta Corp., B..............................    U.S.               673,900        24,049,806
                        Alliance Global Environment Fund Inc. ........    U.S.               164,600         2,623,313
                        +American National Bancorp Inc. ..............    U.S.               131,500         2,531,375
                        Arthur J Gallagher Co. .......................    U.S.               479,900        18,116,225
                        Asia Tigers Fund Inc. ........................    U.S.               263,000         2,975,188
                        Austria Fund Inc. ............................   Aust.               349,300         3,405,675
                        Axa-UAP SA....................................     Fr.               177,200        11,020,913
                        Bear Stearns Companies, Inc. .................    U.S.                91,052         3,112,849
                        *Capital Factors Holding......................    U.S.               500,000         8,750,000
                        Central European Equity Fund Inc. ............    U.S.               364,000         8,736,000
                        Cerus-Compagnies Europeennes Reunies SA.......     Fr.               206,725         1,044,759
                        *(R)Cityscape Financial Corp. ................    U.S.               593,000        11,231,791
                        Cityscape Financial Corp. ....................    U.S.               457,600         9,123,400
                        *Coast Savings Financial......................    U.S.               167,400         7,606,238
                        Commonwealth Bancorp Inc. ....................    U.S.               560,000         9,170,000
                        +Continental Information Systems Inc. ........    U.S.               452,525         1,018,181
                        Credit Communal Holding Dexia Belgium.........    Bel.               120,000        12,886,913
                        Eaton Vance Corp. ............................    U.S.               344,000         9,567,500
                        *Edinburg Dragon Trust PLC....................    U.K.             1,550,000         2,252,119
                        First Defiance Financial Corp. ...............    U.S.               174,000         2,544,750
                        G.T. Global Developing Markets Fund Inc. .....    U.S.               154,400         2,171,250
                        Growth Fund Spain Inc. .......................    U.S.               138,500         2,112,125
                        *JF Indonesia Fund Inc. ......................   Indo.             1,407,000         1,816,117
                        John Hancock Bank & Thrift Opportunity Fund,
                         SBI..........................................    U.S.               111,100         3,957,938
                        Liberty Financial Companies, Inc. ............    U.S.                73,150         3,648,356
                        +Little Falls Bancorp. .......................    U.S.               170,000         2,656,250
                        Long Island Bancorp Inc. .....................    U.S.               340,700        12,371,669
                        Mercury European Privatization Trust PLC......    U.K.            15,452,253        31,136,615
                        *Mercury European Privitization Trust PLC,
                         wts. ........................................    U.K.             6,135,000         3,933,413
                        Morgan Stanley Dean Witter Discover & Co. ....    U.S.               401,200        17,276,675



MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)



INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Financial Services (cont.)
                        New Age Media Fund Inc. ......................    U.S.               233,500    $    3,648,438
                        New Germany Fund Inc. ........................    U.S.               932,600        14,688,450
                        +North Central Bancshares Inc. ...............    U.S.               332,500         5,153,750
                        *+Regent Kingpin Chile Value Fund.............    U.K.               212,505           310,257
                        *Schroder Asian Growth Fund...................    U.S.               107,600         1,378,625
                        *SPS Transaction Services Inc. ...............    U.S.               320,500         5,929,250
                        *(R)St. George Holdings Ltd., A...............    U.S.               152,074            15,207
                        *(R)St. George Holdings Ltd., B...............    U.S.                 1,495               150
                        United Corporations Ltd. .....................    Can.                38,398         1,334,663
                                                                                                        --------------
                                                                                                           268,205,768
                                                                                                        --------------
Food & Household Products  2.1%
                        Cadbury Schweppes PLC.........................    U.K.             1,466,511        13,077,930
                        Cultor OY.....................................    Fin.               135,600         7,181,166
                        Lotte Confectionary Co. Ltd. .................    Kor.                17,370         2,699,391
                        Ralcorp Holdings Inc. ........................    U.S.               614,400         9,062,400
                        *Sardus AB....................................    Swe.               796,600         6,848,155
                        Sizzler International Inc. ...................    U.S.             1,099,900         3,230,956
                        Sucriere de Pithiviers Le-Vieil SA............     Fr.                11,568         6,968,319
                        *U S Industries Inc. .........................    U.S.               162,800         5,799,750
                        Van Melle NV..................................   Neth.               159,129        12,484,521
                        Williams PLC..................................    U.K.               650,000         3,496,311
                        *Worms Et Compagnie...........................     Fr.               302,888        17,936,091
                                                                                                        --------------
                                                                                                            88,784,990
                                                                                                        --------------
Forest Products & Paper  1.8%
                        Fletcher Challenge Canada Ltd., A.............    Can.               350,000         5,892,682
                        *Jefferson Smurfit Group PLC..................    U.K.                13,000           208,000
                        *+Pacific Forest Products Ltd. ...............    Can.             3,888,400        71,097,505
                                                                                                        --------------
                                                                                                            77,198,187
                                                                                                        --------------
Health & Personal Care  3.7%
                        *Apria Healthcare Group Inc. .................    U.S.             1,383,900        24,564,225
                        *Beverly Enterprises, Inc. ...................    U.S.               787,100        12,790,375
                        *Foundation Health Systems, A.................    U.S.               830,810        25,183,928
                        *Grancare Inc. Delaware.......................    U.S.               863,400         9,335,513
                        *Horizon/CMS Healthcare Corp. ................    U.S.               631,200        12,663,450
                        Instrumentarium Group, B......................    Fin.               276,000        10,311,299
                        *Mid-Atlantic Medical Services................    U.S.               616,700         9,597,394
                        *Pacificare Health Systems Inc., A............    U.S.                19,964         1,209,070
                        *Pacificare Health Systems Inc., B............    U.S.                62,744         4,007,773
                        *Regency Health Services Inc. ................    U.S.               260,300         4,002,113
                        *+Summit Care Corp. ..........................    U.S.               679,800         9,177,300
                        *United Dental Care Inc. Delaware.............    U.S.               368,700         5,530,500
                        *Vencor Inc. .................................    U.S.               507,200        21,429,200
                        *Vitalink Pharmacy Services Inc. .............    U.S.               343,131         6,562,380
                                                                                                        --------------
                                                                                                           156,364,520
                                                                                                        --------------

                                      17






MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)

INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Industrial Components  3.2%
                        Charter PLC...................................    U.K.               945,362    $   12,578,798
                        *DT Industries Inc. ..........................    U.S.               285,000        10,188,750
                        Hexagon AB, B.................................    Swe.                29,000           787,279
                        Kennametal Inc. ..............................    U.S.               899,000        38,657,000
                        Lucas Varity PLC..............................    U.K.             4,675,213        16,194,180
                        *+(R)MB-Motori LLC............................    U.S.               557,863           499,120
                        Michelin SA, B................................     Fr.               526,584        31,621,742
                        Tomkins PLC...................................    U.K.             4,968,037        21,510,593
                        *Veritas DGC Inc. ............................    U.S.               186,100         4,187,250
                                                                                                        --------------
                                                                                                           136,224,712
                                                                                                        --------------
Insurance  3.2%
                        Alleghany Corp. ..............................    U.S.                44,262         9,626,959
                        Allmerica Property & Casualty Companies
                         Inc. ........................................    U.S.               406,900        13,325,975
                        American General Corp. .......................    U.S.               394,342        18,829,813
                        Argonaut Group Inc. ..........................    U.S.                47,383         1,397,799
                        Assurances Generales de France................     Fr.                93,610         2,991,468
                        *(R)CGA Group Ltd. ...........................    U.S.               139,785           698,925
                        INA-Istituto Nazionale Delle Assicurazioni
                         SpA..........................................    Itl.             1,800,000         2,726,374
                        Koelnische Rueckversicherungs AG..............    Ger.                16,757        14,413,384
                        National Security Group, Inc. ................    U.S.                48,430           714,343
                        Old Republic International Corp. .............    U.S.                78,550         2,381,047
                        Pohjola Insurance Co. Ltd., A.................    Fin.               195,000         5,820,615
                        Provident Companies Inc. .....................    U.S.               333,100        17,820,850
                        PXRE Corp. ...................................    U.S.               333,700        10,261,275
                        Reliable Life Insurance Companies, A..........    U.S.                23,814         3,000,564
                        Royal & Sun Alliance Insurance Group PLC......    U.K.             2,597,809        19,164,838
                        SAFECO Corp. .................................    U.S.               154,000         7,189,875
                        SCOR SA.......................................     Fr.                98,615         3,970,308
                        Twentieth Century Industries California.......    U.S.               109,000         2,289,000
                                                                                                        --------------
                                                                                                           136,623,412
                                                                                                        --------------
Leisure & Tourism  0.3%
                        Comcast Corp., A..............................    U.S.                30,000           628,125
                        Comcast Corp., Special A......................    U.S.               358,100         7,654,388
                        Pathe SA......................................     Fr.                27,290         5,414,627
                                                                                                        --------------
                                                                                                            13,697,140
                                                                                                        --------------
Machinery & Engineering  1.9%
                        Bucher Holding AG.............................   Swtz.                11,413        11,877,960
                        +Greenfield Industries Inc. ..................    U.S.               844,500        22,801,500
                        Rauma OY......................................    Fin.               810,000        18,562,419
                        SIG Schweizerische Industrie-Gessellschaft,
                         Bearer.......................................   Swtz.                 3,925        11,891,903
                        SIG Schweizerische Industrie-Gessellschaft,
                         Registered...................................   Swtz.                   690         1,025,197
                        Triplex Lloyd PLC.............................    U.K.             1,204,000         3,097,770
                        TT Group PLC..................................    U.K.             1,680,000        10,351,546
                                                                                                        --------------
                                                                                                            79,608,295
                                                                                                        --------------

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Merchandising  2.9%
                        Delchamps Inc. ...............................    U.S.               163,179    $    5,221,728
                        *Dress Barn Inc...............................    U.S.               345,000         6,727,500
                        East Asiatic Co. Ltd. ........................    Den.               816,790        19,312,946
                        *Footstar Inc. ...............................    U.S.               733,800        19,170,525
                        *Hemkopskedjan AB.............................    Swe.               700,000         7,194,105
                        *Hills Stores Co. ............................    U.S.                67,393           231,663
                        *Homeland Holdings Corp. .....................    U.S.               168,809         1,339,921
                        *Homeland Holdings Corp. w/i .................    U.S.                38,115           211,776
                        *Isosceles PLC................................    U.K.               643,694            10,719
                        *Service Merchandise Co. Inc. ................    U.S.               372,300         1,116,900
                        *Vendome Luxury Group PLC.....................    U.K.             2,068,169        15,274,741
                        *Waban Inc. ..................................    U.S.             1,413,800        45,506,687
                                                                                                        --------------
                                                                                                           121,319,211
                                                                                                        --------------
Metals & Mining  0.3%
                        *Algoma Steel Inc. ...........................    Can.             1,431,003         8,600,836
                        *WHX Corp. ...................................    U.S.               439,800         3,353,474
                                                                                                        --------------
                                                                                                            11,954,310
                                                                                                        --------------
Multi-Industry  14.5%
                        Aker RGI ASA, A...............................    Nor.             1,363,093        26,781,285
                        Aker RGI ASA, B...............................    Nor.             3,513,818        61,366,684
                        +Bulten AB, B.................................    Swe.             1,137,200         8,967,643
                        Cheung Kong Holdings Ltd. ....................    H.K.             1,750,000        17,280,214
                        Cie Financiere Richemont AG, A................   Swtz.                27,086        39,131,434
                        Cie Generale d'Industrie et de Participation
                         CGIP.........................................     Fr.                96,364        27,384,056
                        Custos AB, A..................................    Swe.               806,511        17,307,327
                        Custos AB, B..................................    Swe.             1,955,092        42,081,678
                        DCC PLC.......................................    Irl.             2,250,000        13,820,970
                        Empire Co. Ltd., A............................    Can.               764,100         9,959,664
                        Financiere Et Industrielle Gaz Et Eaux SA.....     Fr.                 4,792         1,981,562
                        Forvaltnings AB Ratos, B......................    Swe.             3,794,400        34,581,501
                        +Gendis Inc., A...............................    Can.             1,169,200        11,535,790
                        Harcourt General Inc. ........................    U.S.               143,400         6,829,425
                        Hogg Robinson PLC.............................    U.K.             1,090,000         3,893,570
                        Investor AB, A................................    Swe.               149,750         7,743,520
                        Investor AB, B................................    Swe.               439,000        23,126,172
                        *Invik & Co. AB, A............................    Swe.                38,455         1,705,134
                        Invik & Co. AB, B.............................    Swe.               145,099         6,424,460
                        Kansas City Southern Industries Inc. .........    U.S.               727,100        46,897,950
                        Kinnevik AB, A................................    Swe.                89,500         2,435,492
                        Kinnevik AB, B................................    Swe.               882,487        24,584,829
                        La France SA..................................     Fr.                13,980         2,738,098
                        Lagardere SCA.................................     Fr.               691,163        20,076,151
                        Marine Wendel.................................     Fr.               129,266        13,197,814
                        Montaigne Participations et Gestion SA........     Fr.                 6,740         3,320,282
                        Morton International Inc. ....................    U.S.               162,300         4,899,431
                        Oerlikon-Buehrle Holding AG...................   Swtz.               169,950        19,898,288
                        Oresund Investment AB.........................    Swe.               158,800         4,311,034

                                      19

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)

INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Multi-Industry (cont.)
                        Rieber & Son AS, B............................    Nor.               641,400    $   19,252,852
                        Sophus Berendsen AS, A........................    Den.                73,985        10,641,075
                        Sophus Berendsen, AS B........................    Den.               276,553        39,984,168
                        STE Eurafrance................................     Fr.                23,715         9,725,382
                        STE Generale de Belgique, SA..................    Bel.               269,320        25,143,517
                        Viad Corp. ...................................    U.S.               384,300         7,397,775
                                                                                                        --------------
                                                                                                           616,406,227
                                                                                                        --------------
Real Estate  2.6%
                        Alexander Haagen Properties Inc.1.............    U.S.               444,900         7,229,625
                        Berkshire Realty Company......................    U.S.               470,250         4,996,406
                        *Castellum AB.................................    Swe.             1,128,000         8,457,630
                        Fastighets AB Tornet, A.......................    Swe.               581,994         6,846,546
                        +First Union Real Estate Equity & Mortgage
                         Investments, SBI.............................    U.S.                41,000           581,688
                        +Mark Centers Trust...........................    U.S.               463,400         4,460,225
                        *+(R)MSCW Investors II, LLC...................    U.S.            10,438,000        17,382,471
                        Naeckebro AB, A...............................    Swe.               420,400         5,380,337
                        *+(R)Re Acquisition LLC.......................    U.S.            22,811,561        22,811,561
                        Santa Anita Realty Enterprises Inc. ..........    U.S.               271,300         8,427,256
                        STE Des Immeubles De France...................     Fr.                47,069         2,723,205
                        *TrizecHahn Corp., wts. ......................    Can.             1,131,530         4,793,403
                        *+(R)Value Property Trust.....................    U.S.             1,101,955        13,772,716
                        *+(R)Value Property Trust, wts. ..............    U.S.                 6,874             9,483
                                                                                                        --------------
                                                                                                           107,872,552
                                                                                                        --------------
Recreation & Other Consumer Goods  1.1%
                        EMI Group PLC.................................    U.K.             1,745,529        31,321,213
                        *+(R)Hancock LLC..............................    U.S.             5,292,820         5,292,820
                        *Outboard Marine Corp. .......................    U.S.                83,700         1,485,675
                        *Scientific Games Holdings Corp. .............    U.S.               470,000         9,693,750
                                                                                                        --------------
                                                                                                            47,793,458
                                                                                                        --------------
Telecommunications  1.2%
                        *+Cellular Communications International
                         Inc. ........................................    U.S.               449,000        15,041,500
                        *CS Wireless Inc. ............................    U.S.                 1,304                13
                        GN Great Nordic Ltd., br......................    Den.                36,700         3,896,670
                        *Ionica PLC, units............................    U.K.                 6,450         3,418,500
                        *Ionica PLC, wts. ............................    U.K.                 1,710           376,200
                        *Palmer Wireless Inc., A......................    U.S.               877,700        14,811,188
                        *United States Satelite Broadcasting Co. Inc.,
                         A............................................    U.S.             1,407,475        11,611,669
                                                                                                        --------------
                                                                                                            49,155,740
                                                                                                        --------------


MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


INDUSTRY                ISSUE                                           COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Transportation  3.1%
                        Canadian National Railway Co. ................    Can.               133,500    $    5,840,625
                        Florida East Coast Industries Inc. ...........    U.S.               120,100        13,331,100
                        *Fritz Companies..............................    U.S.             1,296,300        12,557,906
                        *Landstar System Inc. ........................    U.S.               551,200        15,502,500
                        *MIF Ltd......................................    Nor.               329,333         5,010,175
                        *MS Carriers Inc. ............................    U.S.               320,600         8,055,075
                        Railtrack Group PLC...........................    U.K.             1,801,300        18,763,229
                        Ryder Systems Inc. ...........................    U.S.               344,300        11,361,900
                        *+Smithway Motor Xpress, A....................    U.S.               350,000         3,981,250
                        *+Transport Corp. of America..................    U.S.               385,000         5,197,500
                        Tranz Rail Holdings Ltd. .....................    N.Z.                53,100           302,973
                        Tranz Rail Holdings Ltd., ADR.................    N.Z.             1,878,000        31,691,250
                                                                                                        --------------
                                                                                                           131,595,483
                                                                                                        --------------
Utilities Electrical & Gas  0.2%
                        Southwest Gas Corp. ..........................    U.S.               487,100         9,681,113
                                                                                                        --------------
                        Total Common Stocks (Cost $2,747,815,494).....                                   3,289,773,384
                                                                                                        --------------
                        Preferred Stocks  1.3%
                        Asean Fund Ltd., pfd. ........................   Sing.               290,800         4,594,640
                        *(R)CGA Group Ltd., pfd., A, units............    U.S.               240,000         6,000,000
                        *(R)CGA Group Ltd., pfd., B...................    U.S.                28,572           714,300
                        +First Union Real Estate Equity & Mortgage
                         Investment, cvt., pfd., A....................    U.S.               554,000        26,592,000
                        Gentra Inc., pfd., G..........................    Can.               139,500         2,247,636
                        Granite Broadcasting Corp., cvt., pfd.A.......    U.S.               171,000         8,806,500
                        *Hills Stores Co., conv., pfd., A.............    U.S.                17,136            67,473
                        *North Atlantic Trading Company Inc., pfd. ...    U.S.                    10           250,000
                        *Supermarkets General Holdings Corp.,
                         exchangeable, pfd. ..........................    U.S.               204,080         3,877,520
                                                                                                        --------------
                        Total Preferred Stocks (Cost $40,026,152).....                                      53,150,069
                                                                                                        --------------

                                                                                    PRINCIPAL IN
                        ISSUE                                         COUNTRY     LOCAL CURRENCY**       VALUE
-------------------------------------------------------------------------------------------------------------------
                        Corporate Bonds and Notes  1.3%
                        Aamulehti Yhtymae OY, 6.00%, cvt.,
                         11/19/98...................................    Fin.            8,538,000    $    7,831,527
                        Acindar Industries Argentina SA, FRN,
                         11/12/98...................................    Arg.(A)         7,900,000         8,255,500
                        American Communication Services Inc.,
                         11/1/05....................................    U.S.            1,800,000         1,062,000
                        Asia Pulp & Paper Co. Ltd., zero cpn.,
                         12/29/49, 144A.............................   Indo.(A)         2,150,000         2,209,791
                        Azteca Holdings, 11.00%, 6/15/02, 144A......    Mex.(A)           400,000           404,500
                        Boston Chicken Inc., conv., 6/1/15..........    U.S.            2,800,000           612,500
                        CAI Wireless Systems Inc., 12.25%,
                         9/15/02....................................    U.S.            2,300,000           736,000
                        (R)CGA Private Trust Company, Ltd., FRN,
                         6/10/99....................................    U.S.            1,071,425         1,071,425
                        *CS Wireless Inc., zero coupon, B, 3/1/06...    U.S.            4,995,000         1,173,825
                        Cityscape Financial Corp., 12.75%, 6/1/04,
                         144A.......................................    U.S.            2,500,000         2,475,000
                        *Consorcio G Grupo Dina SA de CV
                         8.00%, cvt., 8/8/04........................    Mex.(A)         1,305,000         1,053,788
                        zero coupon, 11/15/02.......................    Mex.(A)         2,395,000         2,095,625


                                      21

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


                                                                                    PRINCIPAL IN
                        ISSUE                                         COUNTRY     LOCAL CURRENCY**       VALUE
-------------------------------------------------------------------------------------------------------------------
                        Corporate Bonds and Notes (cont.)
                        (R)Fairchild Semiconductor Corp., 11.74%,
                         3/14/08....................................    U.S.            1,700,000    $    1,700,000
                        Gaylord Container Corp., 9.75%, 6/15/07.....    U.S.              500,000           501,250
                        Gentra Inc.,
                        7.50%, 12/31/01, Series A...................    Can.            4,296,500         4,075,756
                        7.50%, 12/31/01, Series B...................    Can.              428,152           344,146
                        Globalstar LP, 11.25%, 6/15/04, 144A........    U.S.            1,000,000           942,500
                        Greyhound Lines Inc., 11.5%, 4/15/07,
                         144A.......................................    U.S.              550,000           588,500
                        Heilman Acquisition Corp., 9.625%,
                         1/31/04....................................    U.S.            7,550,000               755
                        North Atlantic Trading Company Inc., 11.00%,
                         6/15/04....................................    U.S.              500,000           507,500
                        Olivetti International NV, 3.75%, cvt.,
                         12/31/99...................................    Itl.       23,000,000,000        13,398,847
                        Oxford Automotive Inc., 10.125%, 6/15/07,
                         144A.......................................    U.S.              625,000           625,000
                        *Peoples Choice TV
                         Corp., unit, 13.25%, cvt., 6/1/04..........    U.S.                1,575           590,625
                        Sassco, 12.75%, 02/15/05, w/i...............    U.S.              800,000           840,000
                        Supermercados Norte
                         SA, 10.875%, 02/09/04, 144A................    Arg.(A)           750,000           768,750
                        TFM SA de CV, 10.25%,.......................    Mex.(A)           350,000           354,375
                        6/15/07, 144A 6/15/09, 144A.................    Mex.(A)         1,700,000           986,000
                        Vicap SA, 11.375%, 5/15/07, 144A............    U.S.            1,000,000         1,048,750
                                                                                                     --------------
                        Total Corporate Bonds & Notes     (Cost
                         $50,048,791)...............................                                     56,254,235
                                                                                                     --------------
                        Bonds and Notes In Reorganization  2.4%
                        *Anchor Glass Container Corp., 9.91%,
                         7/15/99....................................    U.S.            3,077,197         3,138,741
                        *Buenos Aires Embotelladora SA, bank
                         claim......................................    U.S.           23,294,118        18,751,765
                        *Caldor Corp., bank claim...................    U.S.            1,995,925         1,906,109
                        *Confederation Treasury Services Ltd.,
                         9.50%, 7/30/97.............................    Can.(B)         4,000,000         3,730,287
                        1/1/00......................................    Can.           11,229,833         4,553,898
                        10/27/04....................................    U.K.(A)         8,000,000         1,180,000
                        3/11/04.....................................    Can.(A)         5,500,000           811,250
                        *Continental Information Sys. Inc.
                         Bank Claim.................................    U.S.            1,927,860           833,414
                        Bank Claim Class 7, Escrow Receipts.........    U.S.            2,126,507               213
                        Bank Claim Class 9, Escrow Receipts.........    U.S.           13,824,792            34,562
                        *Dow Corning Corp.,
                         8.15%, 10/15/29............................    U.S.              500,000           577,500
                        8.55%, 3/1/00...............................    U.S.            2,705,000         3,158,088
                        9.375%, 2/1/08..............................    U.S.              100,000           118,500
                        Bank claim..................................    U.S.            1,241,480         1,495,983
                        Bank debt...................................    U.S.            3,250,000         3,916,250
                        *Eurotunnel Finance Ltd., bank claim
                         tranche A..................................    U.K.            4,000,000         3,147,430
                        tranche A1..................................    U.K.            1,700,000         1,337,658
                        tranche B...................................    U.K.              601,871           473,587
                        tranche B...................................    U.K.            8,313,349         6,541,420
                        tranche B...................................    U.K.(C)         1,734,873           904,405
                        tranche C...................................     Fr.            3,000,000           236,102
                        tranche E...................................     Fr.           17,000,000         1,337,911
                        tranche E...................................     Fr.(C)           125,500            65,424
                        tranche E1..................................     Fr.            7,500,000           590,255


                                      22

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


                                                                                    PRINCIPAL IN
                        ISSUE                                         COUNTRY     LOCAL CURRENCY**       VALUE
-------------------------------------------------------------------------------------------------------------------
                        Bonds In Reorganization (cont.)
                        *Foxmeyer Health Corp.,
                         Trade claim................................    U.S.            1,991,115    $    1,393,781
                        Trade claim.................................    U.S.            5,105,144           867,875
                        *Harrah's Jazz Finance Corp., 14.25%,
                         11/15/01...................................    U.S.            2,700,000         1,039,500
                        *Heartland Wireless Communications Inc.,
                         13.00%, 4/15/03............................    U.S.              810,000           291,600
                        13.00%, 4/15/03, Series D...................    U.S.              465,000           167,400
                        *Isosceles PLC., bank claim.................    U.K.              993,553           223,367
                        Mercury Finance Co., 5.79%, 2/2/97..........    U.S.              450,000           414,000
                        Mercury Finance Co., bank claim
                        2/03/97.....................................    U.S.              140,665           129,412
                        2/04/97.....................................    U.S.               96,469            88,751
                        2/06/97.....................................    U.S.              352,644           324,432
                        2/07/97.....................................    U.S.              289,406           266,254
                        2/11/97.....................................    U.S.              144,703           133,127
                        2/13/97.....................................    U.S.              231,525           213,003
                        2/18/97.....................................    U.S.               96,469            88,751
                        2/19/97.....................................    U.S.              300,079           276,073
                        2/20/97.....................................    U.S.              145,668           134,015
                        2/21/97.....................................    U.S.               71,757            66,016
                        2/24/97.....................................    U.S.              110,898           102,026
                        3/10/97.....................................    U.S.            3,000,000         2,760,000
                        3/17/97.....................................    U.S.              422,551           388,747
                        4/11/97.....................................    U.S.               29,341            26,994
                        4/18/97.....................................    U.S.               82,155            75,583
                        4/22/97.....................................    U.S.               46,946            43,190
                        4/24/97.....................................    U.S.               70,419            64,785
                        Mercury Finance Co., bank claim, MTN
                        6.29%, 12/16/97.............................    U.S.            3,200,000         2,944,000
                        6.16%, 12/15/98.............................    U.S.            1,500,000         1,380,000
                        7.33%, 6/29/99..............................    U.S.            1,200,000         1,104,000
                        7.42%, 6/29/00..............................    U.S.            2,650,026         2,438,024
                        7.50%, 6/29/01..............................    U.S.            2,750,026         2,530,024
                        *Merisel Inc., bank debt....................    U.S.            5,439,810         5,494,208
                        Sizzler International Inc.
                        Bank claim..................................    U.S.            1,734,500         1,890,605
                        *Southeast Banking Corp.,
                        10.50%, 4/11/01.............................    U.S.            7,800,000         4,680,000
                        6.50%, cvt., 3/15/99........................    U.S.              700,000           420,000
                        zero coupon, 12/16/96.......................    U.S.              400,000           240,000
                        zero coupon, 11/10/97.......................    U.S.            5,800,000         3,480,000
                        *Stratosphere Corp., 14.25%, 5/15/02........    U.S.            1,090,000           790,250
                        Bank claim..................................    U.S.            6,940,500         7,565,145
                                                                                                     --------------
                        Total Bonds in Reorganization
                             (Cost $84,452,681).....................                                    103,375,690
                                                                                                     --------------

                                     23

MUTUAL DISCOVERY FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


                                                                                       NUMBER
                        ISSUE                                         COUNTRY        OF SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
                        Companies In Liquidation  0.1%
                        City Investing Co. .........................    U.S.              100,000    $       93,750
                        MBO Properties Inc. ........................    U.S.              273,144         1,229,148
                        *Petrie Stores Liquidating Trust, CBI.......    U.S.            1,213,700         3,792,813
                                                                                                     --------------
                        Total Companies in Liquidation     (Cost
                         3,721,286).................................                                      5,115,711
                                                                                                     --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
                                                                                  ----------------
                        Short Term Obligations  15.8%
                        Federal Home Loan Bank, 5.12% to 5.63% with
                         maturities to 4/10/98......................    U.S.          202,115,000       200,100,324
                        Federal Home Loan Bank, discount notes,
                         5.44% to 5.715% with maturities to
                         6/12/98....................................    U.S.          218,925,000       212,100,296
                        Federal National Mortgage Association, 5.12%
                         to 5.65% with maturities to 5/28/98........    U.S.          263,600,000       257,485,847
                                                                                                     --------------
                        Total Short Term Obligations
                             (Cost $669,331,134)....................                                    669,686,467
                                                                                                     --------------
                        Total Investments     (Cost
                         $3,595,395,538)  98.4%.....................                                  4,177,355,556
                        Securities Sold Short  (0.4%)...............                                    (19,636,919)
                        Net Equity in Forward Contracts  0.8%.......                                     35,041,987
                        Other Assets, less liabilities  1.2%........                                     52,326,687
                                                                                                     --------------
                        Total Net Assets  100.0%....................                                 $4,245,087,311
                                                                                                     ==============
Securities Sold Short
-----------------
         ISSUER                                                       COUNTRY     SHARES             VALUE
------------------------                                              -------     ----------------   --------------
*DST Systems Inc. ..................................................    U.S.              191,000         6,362,688
*Healthsouth Corp. .................................................    U.S.              532,300        13,274,231
                                                                                                     --------------
    Total Securities Sold Short
      (Proceeds received $17,370,805)...............................                                 $   19,636,919
                                                                                                     ==============

 * Non-income producing.
 ** Securities traded in currency of countries indicated.
(A) Traded in U.S. Dollars (B) Traded in Great British Pounds (C) Traded in European Currency Units (R) Restricted Securities.
 + Affiliated Issuers (see Note 8)

                      See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements

Statement of Assets and Liabilities
June 30, 1997 (unaudited)

Assets:
 Investments in securities, at value
 Unaffiliated Issuers (cost $3,357,903,022).........................  $3,860,863,918
 Controlled (cost $59,000,251)......................................      60,323,189
 Non Controlled (cost $195,863,070).................................     256,168,449     $4,177,355,556
                                                                      --------------
 Cash...............................................................                         43,207,220
 Receivables:
  Investment securities sold........................................                         26,881,290
  Capital shares sold...............................................                         20,612,922
  Dividends and interest............................................                          8,350,427
 Deposits with broker for securities sold short.....................                         18,750,271
 Unamortized organization costs.....................................                              2,728
 Unrealized gain on forward exchange contracts (Note 9).............                         46,728,443
                                                                                         --------------
     Total assets...................................................                      4,341,888,857
                                                                                         --------------
Liabilities:
 Payables:
  Investment securities purchased...................................                         58,320,844
  Capital shares redeemed...........................................                          2,739,052
 Securities Sold Short at value (Proceeds received $17,370,805).....                         19,636,919
 Unrealized loss on forward exchange contracts (Note 9).............                         11,686,456
 Accrued expenses...................................................                          4,418,275
                                                                                         --------------
     Total liabilities..............................................                         96,801,546
                                                                                         --------------
Net assets, at value................................................                     $4,245,087,311
                                                                                         ==============
Net assets consist of:
 Undistributed net investment income................................                     $   38,603,108
 Net unrealized appreciation........................................                        597,365,085
 Accumulated net realized gain......................................                        240,549,717
 Net capital paid in on shares of capital stock.....................                      3,368,569,401
                                                                                         --------------
Net assets, at value................................................                     $4,245,087,311
                                                                                         ==============

Class Z
 Net asset value per share ($3,669,693,059 / 187,551,079 shares
  outstanding)......................................................                             $19.57
                                                                                                 ======
Class I
 Net asset value per share ($380,439,201 / 19,512,083 shares
  outstanding)......................................................                             $19.50
                                                                                                 ======
 Maximum offering price ($19.50 / 95.50%)...........................                             $20.42
                                                                                                 ======
Class II
 Net asset value per share ($194,955,051 / 10,025,305 shares
  outstanding)......................................................                             $19.45
                                                                                                 ======
 Maximum offering price ($19.45 / 99.00%)...........................                             $19.65
                                                                                                 ======


                      See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements (unaudited)

Statement of Operations
for the six months ended June 30, 1997 (unaudited)

Investment income:(net of $4,217,230 foreign taxes withheld)
 Dividends...........................................................   $ 41,638,323
 Interest............................................................     19,596,219
                                                                        ------------
     Total income....................................................                      $ 61,234,542
Expenses:
 Management fees (Note 4)............................................     14,427,089
 Administrative fees (Note 4)........................................      1,403,009
 Distribution fees (Note 4)
       Class I.......................................................        315,146
       Class II......................................................        472,903
 Transfer agent fees (Note 4)........................................      1,182,324
 Custodian fees......................................................        412,235
 Reports to shareholders.............................................        171,994
 Audit fees..........................................................         16,085
 Legal fees..........................................................         51,866
 Registration and filing fees........................................        361,532
 Directors' fees and expenses........................................         15,196
 Amortization of organization costs..................................            655
 Other...............................................................         46,563
                                                                        ------------
     Total expenses..................................................     18,876,597
 Less expenses waived (Note 4).......................................       (380,254)
                                                                        ------------
     Total expenses less fees waived.................................                        18,496,343
                                                                                           ------------
       Net investment income.........................................                        42,738,199
Realized and unrealized gain:
 Net realized gain on:
  Investments........................................................    134,374,819
  Foreign currency transactions......................................     50,510,415
                                                                        ------------
                                                                         184,885,234
                                                                        ------------
Net unrealized appreciation on:
  Investments........................................................    206,423,568
  Foreign currency translation of other assets and liabilities.......     34,980,225
                                                                        ------------
                                                                         241,403,793
                                                                        ------------
Net realized and unrealized gain.....................................                       426,289,027
                                                                                           ------------
Net increase in net assets resulting from operations.................                      $469,027,226
                                                                                           ============


                      See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements (continued)

Statements of Changes in Net Assets


                                                                      Six months
                                                                        ended
                                                                    June 30, 1997           Year ended
                                                                     (unaudited)         December 31, 1996
                                                                    --------------       -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..........................................   $   42,738,199        $    49,915,932
  Net realized gain on investment and foreign currency
    transactions.................................................      184,885,234            234,293,883
  Net unrealized appreciation....................................      241,403,793            199,749,620
                                                                    --------------       -----------------
    Net increase in net assets resulting from operations.........      469,027,226            483,959,435
Distributions to shareholders:
 From net investment income
  Class Z........................................................               --            (49,056,367)
  Class I........................................................               --               (316,033)
  Class II.......................................................               --               (193,382)
 From net realized gain
  Class Z........................................................               --           (214,035,299)
  Class I........................................................               --             (1,188,595)
  Class II.......................................................               --               (756,559)
Capital share transactions (Note 3)
  Class Z........................................................      261,058,601          1,385,295,943
  Class I........................................................      326,536,324             30,918,577
  Class II.......................................................      164,928,416             18,687,584
                                                                    --------------       -----------------
    Net increase in net assets...................................    1,221,550,567          1,653,315,304
Net assets:
 Beginning of period.............................................    3,023,536,744          1,370,221,440
                                                                    --------------       -----------------
 End of period...................................................   $4,245,087,311        $ 3,023,536,744
                                                                    ==============        ===============


                      See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing approximately 50% of its assets in foreign investments. The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. Securities Transactions, Investment Income, Expenses and Distributions:

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)
Common expenses incurred by the Series Fund are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. Options:

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. Securities Sold Short:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the Broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

2. MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

On October 31, 1996, pursuant to an agreement between Franklin  Resources,  Inc.
(FRI) and Heine Securities Corporation (Heine), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. (FMA), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

3. CAPITAL STOCK

Effective November 1, 1996, the Fund offered three classes of shares: Class Z, Class I and Class II. Outstanding shares before that date were designated as Class Z shares. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1997, there were 400 million shares authorized ($0.001 par value) of which 200 million, 100 million, and 100 million were designated as Class Z, Class I, and Class II, respectively. Transactions in the Fund's shares were as follows


                                                                                                    Year ended
                                                           Six months ended                     December 31, 1996
                                                             June 30, 1997
                                                      ---------------------------         ------------------------------
                                                        Shares          Amount               Shares           Amount
                                                      -----------    ------------         ------------    --------------
Class Z
Shares sold..........................................  32,148,484    $587,264,002           92,579,326    $1,546,731,608
Shares issued on reinvestment of distributions.......          --              --           14,300,641       243,309,490
Shares redeemed...................................... (17,776,572)   (326,205,401)         (24,057,746)     (404,745,155)
                                                      -----------    ------------         ------------    --------------
Net increase (decrease)..............................  14,371,912    $261,058,601           82,822,221    $1,385,295,943
                                                      =============  ==============       ==============  ================


                                                                                                 For the period
                                                                                                 November 1, 1996
                                                                 Six months ended                     through
                                                                 June 30, 1997                   December 31, 1996
                                                              --------------------------      ------------------------
                                                              Shares         Amount             Shares        Amount
                                                            ----------    ------------         ---------    -----------
Class I
Shares sold................................................ 19,040,909    $349,942,569         1,741,544    $30,983,582
Shares issued on reinvestment of distributions.............         --              --            78,256      1,329,570
Shares redeemed............................................ (1,272,072)    (23,406,245)          (76,554)    (1,394,575)
                                                            ----------    ------------         ---------    -----------
Net increase (decrease).................................... 17,768,837    $326,536,324         1,743,246    $30,918,577
                                                            ============  ==============       ==========   =============



                                                                                                   For the period
                                                                                                   November 1, 1996
                                                                  Six months ended                   through
                                                                   June 30, 1997                 December 31, 1996
                                                              -------------------------        -----------------------
                                                               Shares         Amount             Shares       Amount
                                                              ---------    ------------         --------    -----------
Class II
Shares sold.................................................. 9,199,550    $169,065,699         1,024,931   $18,275,196
Shares issued on reinvestment of distributions...............        --              --           49,793        845,981
Shares redeemed..............................................  (224,886)     (4,137,283)         (24,083)      (433,593)
                                                              ---------    ------------         --------    -----------
Net increase (decrease)...................................... 8,974,644    $164,928,416         1,050,641   $18,687,584
                                                              ==========   ==============       =========   =============


4. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of FMA, Franklin Templeton Services, Inc. (FTSI) , Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter for Class I and II, and transfer agent, respectively.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (cont.) The Fund pays an investment management fee to FMA of .80% per year of the average daily net assets of the Fund. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays it's allocated share of an administrative fee to FTSI based on the Series Fund's aggregated average daily net assets as follows: .15% per annum of the first $200 million, .135% of the next $500 million, .10% of the next $500 million, and .075% in excess of $1.2 billion.

The Fund reimburses FTD up to .35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. FTD received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $335,056 and $14,017 respectively.

5. INVESTMENT TRANSACTIONS

Purchases  and sales of securities  (excluding  short-term  securities)  for the
period  ended  June  30,  1997  aggregated   $1,516,102,042   and  $815,216,906,
respectively.

6. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,596,467,215 was as follows:

               Unrealized appreciation.......................  $622,678,668
               Unrealized depreciation.......................   (61,427,246)
                                                               ------------
               Net unrealized appreciation...................  $561,251,422
                                                               ==============

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1997 are as follows:


Number of Shares or                                                                          Acquisition
 Principal Amount                                   Issuer                                      Date           Value
------------------------------------------------------------------------------------         ---------------------------
        290,406      Atlantic Bancorp, Class A............................................       6/08/95      $4,196,367
         17,387      Atlantic Bancorp, Class C............................................       6/08/95         251,242
        228,300      Bank of Rhode Island.................................................       3/21/96       2,283,000
        139,785      CGA Group Ltd........................................................       6/10/97         698,925
        240,000      CGA Group Ltd., pfd., A..............................................       6/10/97       6,000,000
         28,572      CGA Group Ltd., pfd., B..............................................       6/10/97         714,300
      1,071,425      CGA Private Trust Company , Ltd., FRN, 6/10/99.......................       6/10/97       1,071,425
        593,000      Cityscape Financial Corp.............................................      11/25/96      11,231,791
            500      Distribution Systems SpA.............................................       9/27/96          20,669
      1,700,000      Fairchild Semiconductor Corp., 11.74%, 3/14/08.......................        4/2/97       1,700,000
      5,292,820      Hancock LLC..........................................................        3/6/97       5,292,820
        557,863      MB-Motori, LLC.......................................................      12/07/94         499,120
     10,438,000      MSCW Investors II, LLC...............................................      12/27/95      17,382,471
     13,916,566      MWCR, LLC............................................................       2/21/95      13,916,566
         69,056      MWCR, Elettronicha SRL...............................................       9/27/96          69,056
     22,811,561      Re Acquisition LLC...................................................        4/1/97      22,811,561
        152,074      St. George Holdings Ltd., A..........................................       6/10/97          15,207
          1,495      St. George Holdings Ltd., B..........................................       6/10/97             150
            500      Sweda Industrie Elettroniche SpA.....................................       9/27/96          20,669
      1,101,955      Value Property Trust.................................................      12/31/93      13,772,716
          6,874      Value Property Trust, Warrants.......................................       3/13/96           9,483
                                                                                                            ------------

Total Restricted Securities (cost $95,411,422) (2.4% of Net Assets)..................                       $101,957,538
                                                                                                          ==============

8. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1997, were $316,491,638. For the period ended 6/30/97, dividend income from "affiliated companies" was $1,320,992 and net realized gains (losses) from disposition of "affiliated companies" were $4,287,239.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. INVESTMENT IN AFFILIATES (cont.)


                                 Number of
                                   Shares                                Shares        Value         Dividend         Realized
                                 Held Dec.      Gross        Gross     Held June     June 30,         Income          Capital
          NAME OF ISSUER:         31, 1996    Additions    Reductions   30, 1997       1997       1/1/97-6/30/97   Gains/(Losses)
    ---------------------------  ----------   ----------   ---------   ----------   -----------   --------------   --------------
    Controlled Affiliates*
    Distribution Systems SpA...         500           --          --          500   $   20,669             --                --
    Hancock LLC................          --    5,370,332      77,512    5,292,820    5,292,820             --                --
    MB-Motori, LLC.............     557,863           --          --      557,863      499,120             --                --
    MSCW Investors II, LLC.....  10,438,000           --          --   10,438,000   17,382,471             --                --
    MWCR, LLC..................  10,902,934    3,414,258     400,626   13,916,566   13,916,566             --        $   (1,544)
    MWCR Elettronicha SRL......      69,056           --          --       69,056       69,056             --                --
    Re Acquisition LLC.........          --   31,059,503   8,247,942   22,811,561   22,811,561             --           735,180
    Regent Kingpin Chile Value
    Fund.......................     212,505           --          --      212,505      310,257             --                --
    Regent Kingpin Chile Value
    Fund Warrants..............      16,347           --      16,347           --           --             --             2,125
    Sweda Industrie
    Elettroniche SpA...........         500           --          --          500       20,669             --                --
                                                                                    ------------   ----------        ----------
    Total Controlled
    Affiliates.................                                                     $60,323,189      $     --        $  735,761
                                                                                    ============   ==========        ==========
    Non Controlled Affiliates
    A Pressen AS, A............     537,200       52,800          --      590,000   $14,248,486      $ 99,913                --
    American National Bank
    Corp.......................     331,500           --     200,000      131,500           **             --                --
    Atlantic Bancorp, A........     290,406           --          --      290,406    4,196,367             --                --
    Atlantic Bancorp, C........      17,387           --          --       17,387      251,242             --                --
    BNH Bancshares Inc.........     269,750           --      48,000      221,750    3,353,969             --        $  469,896
    Bank of Rhode Island.......     228,300           --          --      228,300    2,283,000             --                --
   + Bulten AB, B...............         --    1,137,200          --    1,137,200    8,967,643             --                --
    Cellular Communications
    International Inc..........          --      449,000          --      449,000   15,041,500             --                --
    Chicago Bridge and Iron
    Co.........................          --      765,000          --      765,000   16,925,625         45,900                --
    Civic Bancorp..............     385,866           --      20,000      365,866    5,030,658             --           124,992
    Continental Information
    Systems Inc................     426,553       25,972          --      452,525    1,018,181             --                --
    First Union Real Estate &
    Mortgage Investment cvt.,
    pfd., A....................     554,000           --          --      554,000   26,592,000        882,245                --
    First Union Real Estate &
    Mortgage Investment, SBI...          --       41,000          --       41,000      581,688          4,510                --
    Gendis, Inc., A............          --    1,169,200          --    1,169,200   11,535,790         50,651                --
    Greenfield Industries
    Inc........................          --      844,500          --      844,500   22,801,500         80,400                --
    ISB Financial Corp.........     510,000           --     510,000           --           **             --         2,691,270

    Life Financial Corp........          --      215,000          --      215,000    2,902,500             --                --
    Little Falls Bancorp.......     290,000           --     120,000      170,000    2,656,250         13,100           265,320


                                      33

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. INVESTMENT IN AFFILIATES (cont.)



                              Number of
                                Shares                                Shares        Value          Dividend         Realized
                              Held Dec.      Gross        Gross     Held June      June 30,         Income          Capital
      NAME OF ISSUER:          31, 1996    Additions    Reductions   30, 1997        1997       1/1/97-6/30/97   Gains/(Losses)
----------------------------  ----------   ----------   ---------   ----------   ------------   --------------   --------------
Mark Centers Trust..........          --      463,400          --      463,400   $  4,460,225     $   92,680               --
MIF Ltd.....................     322,875        6,458          --      329,333             **             --               --
Monarch Bancorp.............   3,400,000           --   3,400,000           --             **             --               --
North Central Bancshares,
  Inc.......................     332,500           --          --      332,500      5,153,750         41,563               --
Pacific Forest Products
  Ltd.......................   3,689,400      199,000          --    3,888,400     71,097,505             --               --
Rancho Santa Fe National
  Bank......................     347,223           --          --      347,223      2,951,396             --               --
Smithway Motor Xpress, A....     350,000           --          --      350,000      3,981,250             --               --
Summit Care Corp............          --      679,800          --      679,800      9,177,300             --               --
Tolland Bank................     100,300           --          --      100,300      1,980,925         10,030               --
Transport Corp. of
  America...................     385,000           --          --      385,000      5,197,500             --               --
Value Property Trust........   1,101,955           --          --    1,101,955     13,772,716             --               --
Value Property Trust,
  wts.......................       6,874           --          --        6,874          9,483             --               --
Yorkshire-Tyne Tees TV
  Holdings, PLC.............   1,350,000      249,280          --    1,599,280             **             --               --
                                                                                  ------------     ----------       ----------
    Total Non Controlled
      Affiliates............                                                     $256,168,449     $1,320,992       $3,551,478
                                                                                 ============     ==========       ==========

 *Issuers in which the Fund owns 25% or more of the outstanding voting securities.
**As of December 31, 1996 no longer an affiliate.
 +Name changed from Errce AB

9. FINANCIAL INSTRUMENTS

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

The Fund may enter into forward exchange contracts to hedge against foreign exchange risk. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS (cont.)
As of June 30, 1997, the Fund had the following forward foreign exchange contracts outstanding:


                                                                               In          Settlement           Unrealized
Contracts to Buy:                                                         Exchange for        Date              Gain/(Loss)
                                                                   ----------------------------------------------------------
    11,642,737  British Pound.....................................  U.S. $    18,941,082    09/18/97     U.S. $       400,298
     1,348,094  British Pound.....................................             2,197,393    12/15/97                   36,076
     1,067,625  Canadian Dollar...................................               776,116    08/29/97                       73
    18,000,000  Finnish Markka....................................             3,483,174    09/03/97                      664
    95,553,981  Hong Kong Dollar..................................            12,330,282    07/10/97                    1,969
    16,238,528  Swedish Krona.....................................             2,100,036    08/15/97                    3,109
                                                                          --------------                          -----------
                                                                    U.S. $    39,828,083                              442,189
                                                                          ==============
                                                                                                                  -----------

Contracts to Sell:
    34,323,359  Australian Dollar.................................  U.S. $    26,921,527    11/07/97                  957,646
 1,270,986,095  Belgium Franc.....................................            35,951,582    11/07/97                  604,542
   148,000,000  Canadian Dollar...................................           107,960,868    08/29/97                  381,619
   134,827,080  Canadian Dollar...................................            98,857,013    11/28/97                  358,727
   524,279,306  Danish Krone......................................            81,275,194    10/24/97                1,764,766
    41,090,118  Dutch Guilder.....................................            21,609,318    09/08/97                  570,908
    38,503,778  Dutch Guilder.....................................            20,480,736    09/17/97                  753,823
    18,393,642  Dutch Guilder.....................................             9,555,996    12/10/97                   73,938
   352,509,147  Finnish Markka....................................            70,357,112    09/03/97                2,130,195
   748,186,624  French Franc......................................           138,650,382    07/17/97               11,182,055
   604,375,773  French Franc......................................           106,904,431    08/29/97                3,645,286
    40,785,539  French Franc......................................             7,199,086    11/14/97                  194,079
   290,717,625  French Franc......................................            51,099,891    11/28/97                1,119,888
    43,756,532  Deutschemark......................................            26,021,000    09/18/97                  780,972
   332,168,829  Hong Kong Dollar..................................            42,914,206    07/10/97                   44,308
     6,717,150  Irish Punt........................................            10,183,200    11/14/97                   20,437
    37,750,000  New Zealand Dollar................................            25,966,338    09/17/97                  380,882
   500,000,000  Norwegian Krone...................................            72,716,696    09/10/97                4,191,160
   612,321,836  Norwegian Krone...................................            86,364,152    12/09/97                2,016,957
   403,561,273  Portugal Escudo...................................             2,330,030    07/17/97                   37,256
     1,229,307  Singapore Dollar..................................               869,383    08/29/97                    7,286
 4,230,603,949  Spanish Peseta....................................            29,455,473    08/18/97                  730,600
    81,066,726  Swedish Krona.....................................            10,639,935    07/21/97                  151,040
   530,354,378  Swedish Krona.....................................            76,975,777    08/15/97                8,286,544
   153,593,408  Swedish Krona.....................................            20,559,507    10/21/97                  611,922
   415,850,401  Swedish Krona.....................................            54,892,538    02/17/98                  627,116
   738,840,209  Swedish Krona.....................................            98,290,684    11/18/97                2,221,608
    63,177,170  Swiss Franc.......................................            44,351,732    09/10/97                  715,907
                                                                          --------------                          -----------
                                                                    U.S. $ 1,379,353,787                           44,561,467
                                                                          ==============
                                                                                                                  -----------
      Net unrealized gain on offsetting forward exchange
        contracts.................................................                                                  1,724,787
                                                                                                                  -----------
        Unrealized gain on forward exchange contracts.............                                       U.S. $    46,728,443
                                                                                                                  -----------

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS (cont.)

                                                                                  In          Settlement          Unrealized
Contracts to Buy:                                                            Exchange for        Date            Gain/(Loss)
                                                                      -------------------------------------------------------
      46,514,855 Danish Krone.......................................   U.S. $     7,127,130    10/24/97     U.S. $   (72,845 )
      19,500,000 Finnish Markka.....................................              3,933,514    09/03/97             (159,357 )
      86,475,524 French Franc.......................................             15,001,242    07/17/97             (268,434 )
      31,464,819 French Franc.......................................              5,589,870    08/29/97             (214,025 )
       3,000,000 Deutschemark.......................................              1,812,689    09/18/97              (82,202 )
      52,826,266 Hong Kong Dollar...................................              6,821,627    07/10/97               (3,839 )
       4,145,476 Norwegian Krone....................................                595,358    09/10/97              (27,216 )
     389,733,581 Portugal Escudo....................................              2,235,436    07/17/97              (21,222 )
         420,000 Singapore Dollar...................................                295,317    08/29/97                 (777 )
   1,316,810,710 Spanish Peseta.....................................              9,138,462    08/18/97             (197,606 )
       4,564,031 Swiss Franc........................................              3,160,687    09/10/97               (8,357 )
                                                                            ---------------                      ------------
                                                                       U.S. $    55,711,332                       (1,055,880 )
                                                                            ---------------                      ------------

Contracts to Sell:
      43,993,751 British Pound......................................   U.S. $    71,359,715    07/18/97           (1,863,132 )
      38,280,419 British Pound......................................             63,155,035    08/18/97             (497,706 )
      47,634,800 British Pound......................................             75,806,021    09/18/97           (3,326,812 )
      48,283,180 British Pound......................................             78,098,464    10/20/97           (2,033,180 )
      21,696,121 British Pound......................................             35,475,328    11/17/97             (500,929 )
      67,167,404 British Pound......................................            109,482,868    12/15/97           (1,797,472 )
 157,628,214,743 Italian Lira.......................................             92,439,403    01/02/98              (64,687 )
     221,021,200 Japanese Yen.......................................              1,911,522    09/19/97              (40,028 )
     120,216,566 Swedish Krona......................................             15,527,212    11/18/97             (104,171 )
     111,169,107 Swedish Krona......................................             14,414,978    02/17/98              (91,774 )
      53,865,415 Swiss Franc........................................             36,893,606    09/10/97             (310,685 )
                                                                            ---------------                      ------------
                                                                       U.S. $   594,564,152                      (10,630,576 )
                                                                            ---------------                      ------------
                                                                            ---------------
      Unrealized loss on forward exchange contracts.................                                             (11,686,456 )
                                                                                                                 ------------
        Net unrealized gain on forward exchange contracts...........                                        U.S. $35,041,987
                                                                                                                 ============

                                      36

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP


GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends
Fund Franklin Strategic Income Fund Franklin Utilities Fund Franklin Value Fund Mutual Beacon Fund Mutual Qualified Fund Mutual Shares Fund Templeton American Trust, Inc.

Fund Allocator Series

Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations

Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+

Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

* Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

*** Portfolio of insured municipal securities.

+ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

BOARD OF DIRECTORS

Michael F. Price (Chairman)
Edward I. Altman, Ph.D.
Ann Torre Grant
Andrew H. Hines, Jr.
Peter A. Langerman
William Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Barry F. Schwartz
Vaugn R. Sturtevant, M.D.
Robert E. Wade

OFFICERS

Michael F. Price, President
Peter A. Langerman, Exec. Vice President
Jeffrey A. Altman, Senior Vice President
Robert L. Friedman, Senior Vice President
Raymond Garea, Senior Vice President
Lawrence N. Sondike, Senior Vice President
Greg Gigliotti, Vice President
Susan Potto, Vice President
Tom Price, Vice President
Leigh Walzer, Vice President
David Winters, Vice President
James Baio, Treasurer
Stuart C. Pistol, Assistant Treasurer
Liz Cohernour, Gen. Counsel & Secretary
Lily Simo, Assistant Secretary

INVESTMENT MANAGER

Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES

1-800-632-2301-(Class I & II)
1-800-448-FUND-(Class Z)

FUND INFORMATION

1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Mutual Discovery Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

[RECYCLING LOGO] Printed on recycled paper

477 S97 06/97